Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Accrued Liabilities [Line Items]
Salary and related benefits	$ 5,724	$ 4,232
Accrued vacation	2,292	1,446
Accrued incentive payments	11,036	10,263
Severance accrual	2,523
Total accrued compensation and benefits	$ 21,575	$ 15,941